UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 300	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Bryan W. Ashmus
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	4/30/18

Item 1. Schedule of Investments.

Belmont Theta Income Fund

Related Notes to the Schedule of Investments

April 30, 2018

(Unaudited)

The Belmont Theta Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As of April 30, 2018, the Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As a result, a Schedule of Investments is not included with this Form N-Q filing. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

GOLUB GROUP EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

COMMON STOCKS — 87.95%	Shares	Fair Value

Consumer Discretionary — 9.14%
Booking Holdings, Inc.(a)	629	$1,369,962
Expedia, Inc.	16,530	1,903,264
General Motors Company	53,330	1,959,344
		5,232,570
Financials — 17.93%
Bank of America Corporation	82,300	2,462,416
Bank of New York Mellon Corporation (The)	33,075	1,802,918
Berkshire Hathaway, Inc., Class B(a)	22,300	4,320,180
Citigroup, Inc.	24,515	1,673,639
		10,259,153
Health Care — 14.52%
Allergan plc	18,090	2,779,528
Laboratory Corporation of America Holdings(a)	10,600	1,809,950
Medtronic plc	21,670	1,736,417
Novartis AG - ADR	25,875	1,984,354
		8,310,249
Industrials — 17.12%
Colfax Corporation(a)	37,420	1,160,394
Deere & Company	7,240	979,789
Flowserve Corporation	87,825	3,900,309
General Electric Company	129,345	1,819,884
W.W. Grainger, Inc.	6,875	1,934,281
		9,794,657
Information Technology — 25.75%
Alphabet, Inc., Class A(a)	2,725	2,775,631
Apple, Inc.	11,840	1,956,678
Cognizant Technology Solutions Corporation, Class A	21,655	1,771,812
Facebook, Inc., Class A(a)	10,135	1,743,220
Fiserv, Inc.(a)	22,460	1,591,516
Microsoft Corporation	24,500	2,291,240
Visa, Inc., Class A	20,485	2,599,137
		14,729,234
Materials — 3.49%
Owens-Illinois, Inc.(a)	98,345	1,999,354

Total Common Stocks (Cost $40,697,480)		50,325,217

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 12.12%	Shares	Fair Value

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.62%(b)	6,937,793	6,937,793

Total Money Market Funds (Cost $6,937,793)		6,937,793

Total Investments — 100.07% (Cost $47,635,273)		57,263,010

Liabilities in Excess of Other Assets — (0.07)%		(38,620)

NET ASSETS — 100.00%		$57,224,390

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At April 30, 2018, the net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Unrealized Appreciation	$11,939,630
Unrealized Depreciation	(2,312,412)
Net unrealized appreciation	$9,627,218

At April 30, 2018, the aggregate cost of securities for federal income tax purposes was $47,635,792 for the Golub Group Equity Fund. At April 30, 2018, the difference between book basis and tax basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales.

Golub Group Equity Fund

Notes to the Schedule of Investments

April 30, 2018

(Unaudited)

The Golub Group Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair 599value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 –	unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with Valued Advisers Trust (the “Trust”) valuation policies, Golub Group, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$50,325,217	$-	$-	$50,325,217
Money Market Funds	6,937,793	-	-	6,937,793
Total	$57,263,010	$-	$-	$57,263,010

(a)	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of April 30, 2018 based on hierarchy levels assigned at January 31, 2018.

SIX THIRTEEN CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)
	Shares	Fair Value
MONEY MARKET FUNDS – 100.00%
First American Treasury Obligations Fund, Class X, 1.58%(a)	100,018	100,018
Total Money Market Funds (Cost $100,018)		100,018
Total Investments — 100.00% (Cost $100,018)		100,018
Other Assets in Excess of Liabilities — (0.00)%		1
NET ASSETS — 100.00%		$100,019

(a)	Rate disclosed is the seven day effective yield as of April 30, 2018.

See accompanying notes which are an integral part of this schedule of investments.

Six Thirteen Core Equity Fund

Notes to the Schedule of Investments

April 30, 2018

(Unaudited)

The Six Thirteen Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

Six Thirteen Core Equity Fund

Notes to the Schedule of Investments - continued

April 30, 2018

(Unaudited)

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, JVIF, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$100,018	$-	$-	$100,018
Total	$100,018	$-	$-	$100,018

Fund did not hold any investments at the end of the reporting period for which other significant observable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	6/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	6/26/2018

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	6/26/2018